Business developments - Registered shares (Details 3) - CHF (SFr) shares in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2017	Nov. 28, 2017	May 08, 2017	Dec. 31, 2016	Nov. 04, 2013
Crescent Holding GmbH | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party				107.0
Investment Owned, Face Amount				SFr 4
Portion of registered Group shares held by related party (as a percent)				5.10%
Investment Owned, Investment Additional Information	Participation was lower than the disclosure threshold of 5%.
Chase Nominees Ltd. | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party	329.0			335.0
Investment Owned, Face Amount	SFr 13			SFr 13
Portion of registered Group shares held by related party (as a percent)	12.88%			16.03%
Investment Owned, Investment Additional Information	Nominee holdings exceeding 2% are registered with a right to vote only if the nominee confirms that no individual shareholder holds more than 0.5% of the outstanding share capital or if the nominee discloses the identity of any beneficial owner holding more than 0.5% of the outstanding capital.
Harris Associates LP
Related party disclosures
Shares held by related party					81.5
Portion of registered Group shares held by related party (as a percent)					5.17%
Norges Bank
Related party disclosures
Shares held by related party			106.1
Portion of registered Group shares held by related party (as a percent)			5.08%
Nortrust Nominees Ltd. | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party	140.0			113.0
Investment Owned, Face Amount	SFr 6			SFr 5
Portion of registered Group shares held by related party (as a percent)	5.49%			5.39%
The Bank of New York Mellon | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party				107.0
Investment Owned, Face Amount				SFr 4
Portion of registered Group shares held by related party (as a percent)				5.14%
Harris Associates Investment Trust
Related party disclosures
Portion of registered Group shares held by related party (as a percent)		4.97%